Composition of Certain Financial Statement Items - Product Warranties (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at the beginning of the period	$ 63	$ 57	$ 57	$ 65	$ 62
Provisions for warranties issued during the period	11	13	46	37	22
Settlements made during the period	(11)	(13)	(46)	(41)	(26)
Adjustment of prior estimates	5	0	6	(3)	6
Balance at end of the period	68	58	63	57	65
Other accrued expenses	18		17	15
Other liabilities	50		47	42
Total warranty reserves	$ 68	$ 58	$ 63	$ 57	$ 65